Property and equipment, net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 26,582	$ 26,365
Additions in property and equipment	104	217	$ 211
Disposal of assets	(3)
Property and Equipment, Ending Balance	26,683	26,582	26,365
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(3,468)	(2,876)
Depreciation for the year	(568)	(592)
Dsiposal of assets	3
Accumulated Depreciation, Property and Equipment, Ending Balance	(4,033)	(3,468)	(2,876)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	23,114	23,489
Additions in property and equipment	104	217	211
Depreciation for the year	(568)	(592)
Property And Equipment Net, Ending Balance	$ 22,650	$ 23,114	$ 23,489